Changes in Stockholder's Equity (Deficit) (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Changes In Stockholders Equity Deficit Details Narrative
Amortization on convertible promissory notes	$ 537,486	$ 74,988